UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES M FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 36.8%
FHLMC - 5.2%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-12/1/38	$329,168	$358,324
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	257,770	285,985
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	36,861	40,713
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	9/1/39	108,419	122,119
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/42-3/1/43	870,485	873,552
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/1/43-12/1/47	5,482,937	5,633,517
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/47	4,622,567	4,831,532
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	6/1/48	59,400,000	60,742,091	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	6/1/48	52,500,000	50,937,549	(a)

Total FHLMC				123,825,382

FNMA - 12.5%
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-3/1/47	20,277,834	21,371,949
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	304,006	331,222
Federal National Mortgage Association (FNMA)	3.000%	6/1/33-6/1/47	64,300,000	63,378,953	(a)
Federal National Mortgage Association (FNMA)	3.500%	6/1/33	13,900,000	14,094,382	(a)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	3,041,557	3,261,078
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	39,421	42,786
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	620,972	691,350
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	48,904	54,554
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-8/1/47	49,599,506	50,861,641
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-3/1/48	7,431,235	7,439,717

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.000%	6/1/48	$48,400,000	$49,485,221	(a)
Federal National Mortgage Association (FNMA)	4.500%	6/1/48	60,000,000	62,669,529	(a)
Federal National Mortgage Association (FNMA)	5.000%	6/1/48	21,800,000	23,121,626	(a)

Total FNMA				296,804,008

GNMA - 19.1%
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	1,832,105	2,043,512
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	3,203,231	3,372,646
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	45,375	48,907
Government National Mortgage Association (GNMA) II	4.000%	9/20/45	3,478,939	3,594,443
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	5,388,889	5,286,026
Government National Mortgage Association (GNMA) II	3.000%	6/20/48	11,500,000	11,270,000	(a)
Government National Mortgage Association (GNMA) II	3.500%	6/20/48	36,100,000	36,321,395	(a)
Government National Mortgage Association (GNMA) II	4.000%	6/20/48	102,000,000	104,773,128	(a)
Government National Mortgage Association (GNMA) II	4.500%	6/20/48	276,300,000	287,611,017	(a)

Total GNMA				454,321,074

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $873,438,661)				874,950,464

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.1%
U.S. Government Agencies - 2.8%
Federal Home Loan Bank (FHLB), Bonds	0.875%	10/1/18	50,000,000	49,803,050
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.000%	6/29/18	3,376,000	3,372,570
Federal National Mortgage Association (FNMA)	1.875%	9/18/18	5,000,000	4,997,750
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	7,960,000	7,701,704

Total U.S. Government Agencies				65,875,074

U.S. Government Obligations - 24.3%
U.S. Treasury Bonds	3.750%	11/15/43	70,480,000	80,215,050

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.000%	5/15/45	$171,830,000	$172,561,619
U.S. Treasury Bonds	3.000%	5/15/47	68,850,000	69,042,296
U.S. Treasury Bonds	2.750%	8/15/47	23,930,000	22,828,379
U.S. Treasury Bonds	2.750%	11/15/47	128,900,000	122,950,963
U.S. Treasury Bonds	3.125%	5/15/48	80,370,000	82,581,745
U.S. Treasury Notes	2.875%	5/31/25	27,050,000	27,233,327

Total U.S. Government Obligations				577,413,379

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $643,970,613)				643,288,453

COLLATERALIZED MORTGAGE OBLIGATIONS(b) - 24.6%
Alternative Loan Trust, 2005-24, 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	2.868%	7/20/35	691,289	563,529	(c)
Alternative Loan Trust, 2005-57CB, 4A3	5.500%	12/25/35	507,570	445,694
American Home Mortgage Investment Trust, 2005-1, 1A3 (1 mo. USD LIBOR + 0.620%)	2.517%	6/25/45	5,360,572	5,245,044	(c)
Banc of America Funding Trust, 2004-B, 3A2 (12 mo. USD LIBOR + 1.940)	3.535%	12/20/34	6,291	5,874	(c)
Banc of America Funding Trust, 2005-E, 8A1 (11th District Cost of Funds + 1.430%, min. coupon 1.430%)	2.246%	6/20/35	35,988	25,882	(c)
Bear Stearns ALT-A Trust, 2004-7, 2A1 (6 mo. USD LIBOR + 2.000%)	3.785%	8/25/34	13,264,434	13,478,320	(c)
CD Mortgage Trust, 2016-CD2, C	4.030%	11/10/49	6,390,000	6,234,089	(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2003-4A, A1 (1 mo. USD LIBOR + 0.680%)	2.640%	10/25/34	5,002,325	4,817,025	(c)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2004-1A, A1 (1 mo. USD LIBOR + 0.280%)	2.552%	1/25/35	5,623,307	5,526,496	(c)(d)
CHL Mortgage Pass-Through Trust, 2005-9, 1A1 (1 mo. USD LIBOR + 0.600%)	2.560%	5/25/35	51,553	48,039	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25, AS	4.017%	10/10/47	3,760,000	3,801,267
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,697,990	(c)
Commercial Mortgage Trust, 2013-CR12, AM	4.300%	10/10/46	180,000	185,971
Commercial Mortgage Trust, 2013-CR12, B	4.762%	10/10/46	160,000	165,207	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - (continued)
Commercial Mortgage Trust, 2013-CR12, C	5.078%	10/10/46	$80,000	$79,815	(c)
Commercial Mortgage Trust, 2014-CR21, AM	3.987%	12/10/47	4,330,000	4,371,170
Commercial Mortgage Trust, 2014-UBS3, XA, IO	1.290%	6/10/47	7,477,472	359,628	(c)
CSAIL Commercial Mortgage Trust, 2015-C4, D	3.583%	11/15/48	2,500,000	2,246,840	(c)
CSAIL Commercial Mortgage Trust, 2015-C4, E	3.583%	11/15/48	7,026,000	5,402,177	(c)
CSAIL Commercial Mortgage Trust, 2016-C7, D	4.392%	11/15/49	11,548,000	9,550,500	(c)(d)
CSMC OA LLC	3.953%	9/15/37	3,290,000	3,336,958	(d)
CSMC Trust, 2017-RPL3, A1 (12 mo. USD LIBOR + 2.320%)	4.000%	8/1/57	35,731,455	36,968,227	(c)(d)
CSMC Trust, 2017-RPL3, B2	4.750%	8/1/57	21,555,515	22,707,075	(c)(d)
Fannie Mae ACES, 2016-M2, X3, IO	1.963%	4/25/36	30,396,285	1,509,090	(c)
Fannie Mae Interest STRIPS, 390, C3, IO	6.000%	7/25/38	26,941	5,701
Fannie Mae Interest STRIPS, 407, 22, IO	5.000%	1/25/39	16,720	3,492
Fannie Mae Interest STRIPS, 407, 23, IO	5.000%	1/25/39	8,884	2,030	(c)
Fannie Mae Interest STRIPS, 407, 27, IO	5.500%	1/25/39	9,272	1,770	(c)
Fannie Mae Interest STRIPS, 407, 34, IO	5.000%	1/25/38	14,128	2,780
Fannie Mae Interest STRIPS, 407, 41, IO	6.000%	1/25/38	21,157	4,854
Fannie Mae Interest STRIPS, 407, C10, IO	5.000%	1/25/38	80,133	15,440
Fannie Mae Interest STRIPS, 409, C13, IO	3.500%	11/25/41	186,480	37,202
Fannie Mae Interest STRIPS, 409, C2, IO	3.000%	4/25/27	299,401	25,434
Fannie Mae REMICS, 2010-150, SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.570%	1/25/41	224,637	33,730	(c)
Fannie Mae REMICS, 2011-59, NZ	5.500%	7/25/41	526,318	574,895
Fannie Mae REMICS, 2012-118, CI, IO	3.500%	12/25/39	555,811	64,174
Fannie Mae REMICS, 2012-134, SK, IO (-1.000 1 mo. USD LIBOR + 6.150%)	4.190%	12/25/42	888,198	145,043	(c)
Fannie Mae REMICS, 2012-28, B	6.500%	6/25/39	13,952	14,944
Fannie Mae REMICS, 2012-75, AO, PO	0.000%	3/25/42	30,877	27,109
Fannie Mae REMICS, 2012-75, NS, IO (-1.000 1 mo. USD LIBOR + 6.600%)	4.640%	7/25/42	128,740	22,363	(c)
Fannie Mae REMICS, 2012-93, UI, IO	3.000%	9/25/27	964,540	83,353
Fannie Mae REMICS, 2013-14, IG, IO	4.000%	3/25/43	584,216	114,386
Fannie Mae REMICS, 2013-29, QI, IO	4.000%	4/25/43	1,829,474	361,577
Fannie Mae REMICS, 2013-73, IB, IO	3.500%	7/25/28	2,374,683	241,522

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - (continued)
Fannie Mae REMICS, 2013-9, CB	5.500%	4/25/42	$167,142	$182,073
Fannie Mae REMICS, 2014-47, AI, IO	1.423%	8/25/44	2,624,877	138,435	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certifictes, K712 X1 IO	1.333%	11/25/19	37,721,716	545,233	(c)
FHLMC Multifamily Structured Pass Through Certificates, K050, X1, IO	0.331%	8/25/25	172,042,510	3,665,744	(c)
FHLMC Multifamily Structured Pass Through Certificates, K064, X1, IO	0.608%	3/25/27	52,272,619	2,417,347	(c)
FHLMC Multifamily Structured Pass Through Certificates, K720, X1, IO	0.538%	8/25/22	82,670,052	1,528,892	(c)
FHLMC Multifamily Structured Pass Through Certificates, K723, X1, IO	0.955%	8/25/23	123,333,292	5,050,992	(c)
FHLMC Multifamily Structured Pass Through Certificates, K725, X1, IO	0.711%	1/25/24	147,796,012	5,169,387	(c)
FHLMC Multifamily Structured Pass-Through Certificates, K015 X1, IO	1.586%	7/25/21	2,140,894	89,070	(c)
FHLMC Multifamily Structured Pass-Through Certificates, K049, X1, IO	0.609%	7/25/25	96,774,936	3,515,640	(c)
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	40,587,908	40,140,710	(c)(d)
Freddie Mac Reference REMIC, R007, ZA	6.000%	5/15/36	37,197	41,273
Freddie Mac REMICS, 3947, SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.031%	10/15/41	614,342	89,832	(c)
Freddie Mac REMICS, 4298, PI, IO	4.000%	4/15/43	1,251,499	173,302
Freddie Mac STRIPS, 328, S4, IO	1.444%	2/15/38	3,166,128	190,955	(c)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2014-DN1, M2 (1 mo. USD LIBOR + 2.200%)	4.160%	2/25/24	9,850,212	10,147,874	(c)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2014-HQ1, M2 (1 mo. USD LIBOR + 2.500%)	4.460%	8/25/24	102,204	102,779	(c)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2014-HQ2, M2 (1 mo. USD LIBOR + 2.200%)	4.160%	9/25/24	10,520,587	10,819,426	(c)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2015-DNA3, M3F (1 mo. USD LIBOR + 3.700%)	5.660%	4/25/28	7,179,000	8,193,205	(c)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2016-HQA3, M1 (1 mo. USD LIBOR + 0.800%)	2.760%	3/25/29	5,393,048	5,407,135	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2016-HQA3, M2 (1 mo. USD LIBOR + 1.350%)	3.310%	3/25/29	$24,500,000	$24,863,947	(c)
FREMF Mortgage Trust, 2012-K20, X2A, IO	0.200%	5/25/45	21,719,651	137,136	(d)
FREMF Mortgage Trust, 2013-KF02, C (1 mo. LIBOR + 4.000%)	5.909%	12/25/45	32,417	32,456	(c)(d)
FRESB Mortgage Trust, 2015-SB7, A10 (-1.000 x 1 mo. USD LIBOR + 2.950%)	2.950%	9/25/35	5,128,329	4,993,401	(c)
GMACM Mortgage Loan Trust, 2006-AR1, 1A1	3.881%	4/19/36	805,192	764,351	(c)
Government National Mortgage Association, 2010-31, GS, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.552%	3/20/39	18,433	816	(c)
Government National Mortgage Association, 2010-85, HS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.702%	1/20/40	52,392	5,098	(c)
Government National Mortgage Association, 2011-140, AI, IO	4.000%	10/16/26	192,270	17,817
Government National Mortgage Association, 2011-H01, AF (1 mo. USD LIBOR + 0.450%)	2.333%	11/20/60	913,513	915,680	(c)
Government National Mortgage Association, 2011-H11, FB (1 mo. USD LIBOR + 0.500%)	2.383%	4/20/61	1,414,657	1,419,643	(c)
Government National Mortgage Association, 2012-43, SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.666%	4/16/42	3,946,139	853,472	(c)
Government National Mortgage Association, 2014-134, IA, IO	0.613%	1/16/55	103,618,384	2,820,280	(c)
Government National Mortgage Association, 2014-176, IA, IO	4.000%	11/20/44	1,500,601	300,759
Government National Mortgage Association, 2015-167, OI	4.000%	4/16/45	539,200	105,024
Government National Mortgage Association, 2015-36, MI, IO	5.500%	3/20/45	1,744,222	376,830
Government National Mortgage Association, 2018-H07, FD (1 mo. USD LIBOR + 0.300%)	2.230%	5/20/68	2,300,000	2,299,641	(c)(e)(f)
Government National Mortgage Association (GNMA), 2014-157, IO	0.656%	5/16/55	50,019,279	2,319,489	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - (continued)
GreenPoint Mortgage Funding Trust, 2005-HY1, 1A1B (1 mo. USD LIBOR + 0.360%)	2.320%	7/25/35	$14,259,250	$13,685,577	(c)
GS Mortgage Securities Trust, 2013-GC16, B	5.161%	11/10/46	500,000	525,231	(c)
GS Mortgage Securities Trust, 2014-GC20, AAB	3.655%	4/10/47	3,051,000	3,096,388
GS Mortgage Securities Trust, 2017-GPTX, A	2.856%	5/10/34	6,290,000	6,205,802	(d)
HomeBanc Mortgage Trust, 2004-2, A1 (1 mo. USD LIBOR + 0.740%)	2.700%	12/25/34	4,636,111	4,632,264	(c)
Hudson Yards Mortgage Trust, 2016-10HY, A	2.835%	8/10/38	4,950,000	4,702,836	(d)
Impac CMB Trust Series, 2004-7, 1A1 (1 mo. USD LIBOR + 0.740%)	2.700%	11/25/34	9,724,296	9,733,055	(c)
JP Morgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.572%	7/15/47	1,130,000	1,125,546	(c)
JP Morgan Chase Commercial Mortgage Securities Trust, 2014-FL6, B (1 mo. LIBOR + 2.280%)	4.199%	11/15/31	3,831,521	3,843,770	(c)(d)
JP Morgan Chase Commercial Mortgage Securities Trust, 2016-JP4, C	3.458%	12/15/49	6,080,000	5,601,772	(c)
JP Morgan Chase Commercial Mortgage Securities Trust, 2017-JP5, C	3.897%	3/15/50	6,320,000	6,076,523	(c)
JP Morgan Mortgage Trust, 2005-S3, 1A1	6.500%	1/25/36	763,582	647,055
JP Morgan Mortgage Trust, 2015-5, A9	2.928%	5/25/45	3,609,091	3,596,611	(c)(d)
JP Morgan Mortgage Trust, 2018-3, A1	3.500%	9/25/48	50,601,852	50,232,205	(c)(d)
JP Morgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	19,992,408	19,858,099	(c)(d)
JP Morgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	59,400,000	58,355,392	(c)(d)
JP Morgan Resecuritization Trust Series, 2014-6, 1A2 (1 mo. USD LIBOR + 0.210%)	2.107%	7/27/36	7,421,783	6,307,873	(c)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17, XA, IO	0.849%	1/15/47	35,821,614	1,225,866	(c)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA, A (Panamanian Mortgage Reference Rate - 1.250%)	4.000%	12/23/36	155,564	154,099	(c)(d)
Lehman XS Trust Series, 2006-2N, 1A1 (1 mo. USD LIBOR + 0.260%)	2.220%	2/25/46	53,683	47,684	(c)
MASTR Adjustable Rate Mortgages Trust, 2005-7, 3A1	3.559%	9/25/35	90,430	69,595	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - (continued)
MASTR Adjustable Rate Mortgages Trust, 2007-R5, A1	3.711%	11/25/35	$680,066	$566,381	(c)(d)
Merrill Lynch Mortgage Investors Trust Series, 2006-A1, 1A1	3.789%	3/25/36	671,031	561,382	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5, XA, IO	1.474%	8/15/45	1,148,391	54,888	(c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10, A4	4.083%	7/15/46	100,000	103,883	(c)
New Residential Mortgage Loan Trust, 2016-3A, A1B	3.250%	9/25/56	8,652,160	8,611,924	(c)(d)
New Residential Mortgage Loan Trust, 2016-4A, A1	3.750%	11/25/56	10,407,490	10,467,770	(c)(d)
New Residential Mortgage Loan Trust, 2017-4A, A1	4.000%	5/25/57	41,416,745	42,147,544	(c)(d)
Provident Funding Mortgage Loan Trust, 2005-1, 1A1	3.685%	5/25/35	3,715	3,734	(c)
RALI Series Trust, 2006-QO7, 3A2 (1 mo. USD LIBOR + 0.205%)	2.165%	9/25/46	830,112	765,429	(c)
RAMP Series Trust, 2005-SL1, A7	8.000%	5/25/32	42,733	36,027
Regal Trust IV (11th District Cost of Funds Index + 1.500%)	2.277%	9/29/31	570	540	(c)(d)
Reperforming Loan REMIC Trust, 2004-R1, 1AF (1 mo. USD LIBOR + 0.400%)	2.360%	11/25/34	255,877	225,612	(c)(d)
Reperforming Loan REMIC Trust, 2006-R2, AF1 (1 mo. USD LIBOR + 0.420%)	2.380%	7/25/36	358,155	333,723	(c)(d)
Residential Asset Securitization Trust, 2005-A15, 1A4	5.750%	2/25/36	1,247,634	1,242,115
Rosslyn Portfolio Trust, 2017-ROSS, A (1 mo. LIBOR + 0.950%)	2.869%	6/15/33	7,590,000	7,680,275	(c)(d)
Silverstone Master Issuer PLC, 2018-1A, 1A (3 mo. USD LIBOR + 0.390%)	2.750%	1/21/70	8,000,000	8,011,736	(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2, 4A1	3.623%	3/25/34	264,704	264,359	(c)
Structured Asset Mortgage Investments II Trust (1 mo. USD LIBOR + 0.210%)	2.170%	4/25/36	116,748	107,767	(c)
Structured Asset Mortgage Investments II Trust, 2005-AR7, 4A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	3.708%	3/25/46	392,116	391,215	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series, 2003-9A, 2A2	3.520%	3/25/33	$213,401	$213,401	(c)
VNDO Mortgage Trust, 2012-6AVE, A	2.996%	11/15/30	100,000	98,960	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR11, A	3.288%	10/25/34	365,400	367,635	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13, A1B2 (1 mo. USD LIBOR + 0.980%)	2.940%	11/25/34	10,119,913	10,029,049	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR9, A1A (1 mo. USD LIBOR + 0.640%)	2.600%	7/25/45	112,096	111,961	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16, XA, IO	1.339%	8/15/50	33,476,083	1,603,190	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31, D	3.852%	11/15/48	5,707,000	4,578,233
Wells Fargo Commercial Mortgage Trust, 2016-C36, A4	3.065%	11/15/59	5,870,000	5,656,232
Wells Fargo Commercial Mortgage Trust, 2017-C39, C	4.118%	9/15/50	8,370,000	8,155,602
WFRBS Commercial Mortgage Trust, 2012-C7, XA, IO	1.428%	6/15/45	434,839	18,966	(c)(d)
WFRBS Commercial Mortgage Trust, 2014-C24, B	4.204%	11/15/47	1,670,000	1,627,331	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $583,288,803)				584,148,957

ASSET-BACKED SECURITIES - 10.0%
Apidos CLO, 2014-18A, A1R (3 mo. USD LIBOR + 1.120%)	3.482%	7/22/26	2,000,000	2,000,868	(c)(d)
Apidos CLO XXII, 2015-22A, A1 (3 mo. USD LIBOR + 1.500%)	3.859%	10/20/27	3,000,000	3,009,126	(c)(d)
Ares XXXIII CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.350%)	3.375%	12/5/25	5,000,000	5,020,150	(c)(d)
Argent Securities Inc., 2003-W3, M1 (1 mo. USD LIBOR + 1.125%)	3.085%	9/25/33	96,374	95,817	(c)
Argent Securities Inc., 2004-W5, AV3B (1 mo. USD LIBOR + 0.900%)	2.860%	4/25/34	959,137	960,572	(c)
Bayview Financial Asset Trust, 2007-SR1A, M2 (1 mo. USD LIBOR + 0.900%)	2.860%	3/25/37	648,687	619,487	(c)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A	4.213%	12/16/41	22,238,333	22,698,689	(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	Value
ASSET-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates, 2006-SD3, A1 (1 mo. USD LIBOR + 0.330%)	2.290%	7/25/36	$52,171	$49,116	(c)(d)
Countrywide Asset-Backed Certificates, 2007-13, 2A1 (1 mo. USD LIBOR + 0.900%)	2.860%	10/25/47	29,940	29,919	(c)
Countrywide Asset-Backed Certificates, 2007-4, A4W	4.736%	4/25/47	11,750,805	11,412,637
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1, A4	5.684%	12/25/37	378,840	388,307	(d)
CSMC Trust, 2017-RPL1, A1	2.750%	7/25/57	26,762,023	26,340,119	(c)(d)
CSMC Trust, 2017-RPL1, M1	3.102%	7/25/57	20,370,000	18,584,671	(c)(d)
CWABS Inc. Asset-Backed Certificates Trust, 2004-5, 2A (1 mo. USD LIBOR + 0.500%)	2.460%	10/25/34	2,762,213	2,739,264	(c)
EMC Mortgage Loan Trust, 2006-A, A1 (1 mo. USD LIBOR + 0.450%)	2.410%	12/25/42	22,518	22,547	(c)(d)
Hertz Vehicle Financing II LP, 2017-1A, A	2.960%	10/25/21	25,400,000	25,204,115	(d)
LCM XXIII Ltd., 2023A, A1 (3 mo. USD LIBOR + 1.400%)	3.759%	10/20/29	2,500,000	2,516,493	(c)(d)
Mastr Asset Backed Securities Trust, 2007-NCW, A1 (1 mo. USD LIBOR + 0.300%)	2.260%	5/25/37	7,591,413	7,163,252	(c)(d)
Merrill Lynch Mortgage Investors Trust Series, 2006-FF1, M5 (1 mo. USD LIBOR + 0.390%)	2.350%	8/25/36	20,305,000	20,053,017	(c)
Morgan Stanley Mortgage Loan Trust, 2007-2AX, 2A1 (1 mo. USD LIBOR + 0.090%)	2.050%	12/25/36	33,520	20,562	(c)
OHA Loan Funding Ltd., 2015-1A, AR (3 mo. USD LIBOR + 1.410%)	3.753%	8/15/29	500,000	502,612	(c)(d)
Origen Manufactured Housing Contract Trust, 2007-A, A2	4.529%	4/15/37	700,609	648,807	(c)
RAAC Series Trust, 2006-RP3, A (1 mo. USD LIBOR + 0.270%)	2.230%	5/25/36	229,635	226,314	(c)(d)
RAAC Series Trust, 2006-SP1, M1 (1 mo. USD LIBOR + 0.400%)	2.360%	9/25/45	2,160,000	2,089,132	(c)
RAMP Series Trust, 2006-RZ4, A3 (1 mo. USD LIBOR + 0.270%)	2.230%	10/25/36	1,449,109	1,437,605	(c)
RASC Series Trust, 2005-KS12, M1 (1 mo. USD LIBOR + 0.440%)	2.400%	1/25/36	6,772,027	6,800,175	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Renaissance Home Equity Loan Trust, 2003-2, A (1 mo. USD LIBOR + 0.880%)	2.840%	8/25/33	$992,513	$973,606	(c)
Renaissance Home Equity Loan Trust, 2007-3, AV2 (1 mo. USD LIBOR + 1.000%)	2.960%	9/25/37	318,806	258,971	(c)
Renaissance Home Equity Loan Trust, 2007-3, AV3 (1 mo. USD LIBOR + 1.800%)	3.760%	9/25/37	1,395,805	1,133,904	(c)
RFSC Series Trust, 2002-RP2, A1 (1 mo. USD LIBOR + 1.500%)	3.460%	10/25/32	2,968	2,808	(c)(d)
SBA Small Business Investment Cos, 2016-10A, 1	2.507%	3/10/26	3,596,095	3,516,862
SBA Small Business Investment Cos, 2017-10A, 1	2.845%	3/10/27	22,840,553	22,379,311
SBA Small Business Investment Cos, 2017-10B, 1	2.518%	9/10/27	682,516	665,123
SLM Student Loan Trust, 2006-10, A6 (3 mo. USD LIBOR + 0.150%)	2.510%	3/25/44	4,680,000	4,557,574	(c)
Southern Pacific Secured Asset Corp., 201998-2, A1 (1 mo. USD LIBOR + 0.340%)	2.300%	7/25/29	704	662	(c)
Structured Asset Securities Corp., 2004-SC1, A (6mo. USD LIBOR + 5.080%)	8.281%	12/25/29	15,821	15,830	(c)(d)
Structured Asset Securities Corp., 2005-WF1, A3 (1 mo. USD LIBOR + 0.660%)	2.620%	2/25/35	207,424	208,306	(c)
Structured Asset Securities Corp. Mortgage Pass Through Certificates Ser, 2001-SB1, A2	3.375%	8/25/31	469,515	464,945
TCI-Symphony CLO Ltd., 2016-1A, B1 (3 mo. USD LIBOR + 1.800%)	4.142%	10/13/29	2,500,000	2,509,948	(c)(d)
Towd Point Asset Trust, 2018-SL1, A (1 mo. USD LIBOR + 0.600%)	2.582%	1/25/46	5,063,000	5,042,638	(c)(d)(e)
Towd Point Mortgage Trust, 2016-3, A1	2.250%	4/25/56	11,223,840	11,050,881	(c)(d)
Towd Point Mortgage Trust, 2017-1, A1	2.750%	10/25/56	11,391,104	11,263,729	(c)(d)
Truman Capital Mortgage Loan Trust, 2005-1, A (1 mo. USD LIBOR + 0.430%)	2.390%	3/25/37	80,627	80,979	(c)(d)
UCFC Manufactured Housing Contract, 1998-2, A4	6.587%	10/15/29	6,339,246	6,681,283
United States Small Business Administration, 2017-20G, 1	2.980%	7/1/37	5,739,359	5,635,552

TOTAL ASSET-BACKED SECURITIES (Cost - $235,503,390)				237,076,285

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.9%
U.S. Treasury Bonds, Inflation Indexed	0.375%	7/15/25	$5,987,758	$5,887,811
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,803,318	3,542,152
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	10,809,552	10,417,488
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	12,870,348	13,174,245
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	12,870,934	12,775,175
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	105,026	104,540

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $45,006,243)				45,901,411

SOVEREIGN BONDS - 1.7%
Kuwait - 0.3%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	8,660,000	8,421,166	(d)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	10,410,000	9,447,075

Saudi Arabia - 1.0%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	24,520,000	23,615,334	(d)

TOTAL SOVEREIGN BONDS (Cost - $43,318,564)				41,483,575

CORPORATE BONDS & NOTES - 0.8%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,563,911

FINANCIALS - 0.6%
Banks - 0.6%
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	12,200,000	11,762,386	(d)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/2/18	1,620,000	1,605,015	(c)(g)

Total Banks				13,367,401

Diversified Financial Services - 0.0%
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.811%	2/12/23	42,999	43,751	(c)(d)

Insurance - 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	8,944	12,074	(d)

TOTAL FINANCIALS				13,423,226

MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,907,857	(d)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	3/20/25	$1,240,000	$1,235,412	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $18,549,252)				18,130,406

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.2%
Exchange-Traded Purchased Options - 0.2%
U.S. Treasury 2-Year Notes Futures, Call @ $107.25	8/24/18	2,000	4,000,000	93,752
U.S. Treasury 2-Year Notes Futures, Call @ $108.25	8/24/18	2,300	4,600,000	35,940
U.S. Treasury 5-Year Notes Futures, Call @ $113.00	6/22/18	2,051	2,051,000	1,938,837
U.S. Treasury 5-Year Notes Futures, Call @ $114.00	6/22/18	666	666,000	197,719
U.S. Treasury 5-Year Notes Futures, Put @ $106.25	8/24/18	11,230	11,230,000	87,740
U.S. Treasury 10-Year Notes Futures, Call @ $118.50	6/22/18	172	172,000	341,312
U.S. Treasury 10-Year Notes Futures, Call @ $119.50	6/22/18	342	342,000	379,406
U.S. Treasury 10-Year Notes Futures, Call @ $125.25	6/22/18	2,000	2,000,000	31,250
U.S. Treasury 10-Year Notes Futures, Call @ $125.75	6/22/18	2,450	2,450,000	38,281
U.S. Treasury 10-Year Notes Futures, Put @ $110.50	8/24/18	3,300	3,300,000	51,563
U.S. Treasury 10-Year Notes Futures, Put @ $120.25	6/22/18	85	85,000	35,859
U.S. Treasury Long-Term Bonds Futures, Call @ $141.00	6/22/18	469	469,000	1,985,922
U.S. Treasury Long-Term Bonds Futures, Call @ $176.00	8/24/18	2,769	2,769,000	43,266
U.S. Treasury Long-Term Bonds Futures, Put @ $142.00	6/1/18	43	43,000	134,375
U.S. Treasury Long-Term Bonds Futures, Put @ $144.00	6/22/18	43	43,000	26,203

Total Exchange-Traded Purchased Options				5,421,425

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with JPMorgan Chase & Co. to buy protection on Markit CDX.NA.IG.30 Index, Call @ 65 basis points spread	JPMorgan Chase & Co.	6/20/23	18,120,000	$18,120,000	$13,421

TOTAL PURCHASED OPTIONS (Cost - $1,743,897)					5,434,846

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,444,819,423)					2,450,414,397

		RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 30.2%
U.S. Government Agencies - 27.5%
Federal Home Loan Bank (FHLB), Discount Notes		1.708%	6/13/18	160,000,000	159,903,520	(h)
Federal Home Loan Bank (FHLB), Discount Notes		1.768%	6/22/18	50,000,000	49,947,200	(h)
Federal Home Loan Bank (FHLB), Discount Notes		1.856%	7/9/18	100,000,000	99,803,700	(h)
Federal Home Loan Bank (FHLB), Discount Notes		1.860%	7/12/18	50,000,000	49,894,100	(h)
Federal Home Loan Bank (FHLB), Discount Notes		1.866%	7/18/18	25,000,000	24,939,300	(h)
Federal Home Loan Bank (FHLB), Discount Notes		1.868%	7/20/18	24,000,000	23,939,232	(h)
Federal Home Loan Bank (FHLB), Discount Notes		1.936%	8/22/18	50,000,000	49,782,450	(h)
United States Treasury Bill		2.213%	4/25/19	200,000,000	196,093,612	(h)

Total U.S. Government Agencies (Cost - $654,189,122)					654,303,114

				SHARES
Overnight Deposits - 2.7%
BNY Mellon Cash Reserve Fund (Cost - $65,039,793)		0.550%		65,039,793	65,039,793

TOTAL SHORT-TERM INVESTMENTS (Cost - $719,228,915)					719,342,907

TOTAL INVESTMENTS - 133.3% (Cost - $3,164,048,338)					3,169,757,304
Liabilities in Excess of Other Assets - (33.3)%					(792,223,966)

TOTAL NET ASSETS - 100.0%					$2,377,533,338

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

(a)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2018, the Fund held TBA securities with a total cost of $759,720,133 (Note 1).

(b)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	6/22/18	$113.50	444	$444,000	$246,281
U.S. Treasury 5-Year Notes Futures, Call	6/22/18	114.25	485	485,000	102,305
U.S. Treasury 5-Year Notes Futures, Call	6/22/18	113.25	535	535,000	392,891
U.S. Treasury 5-Year Notes Futures, Call	6/22/18	113.75	889	889,000	361,156
U.S. Treasury 5-Year Notes Futures, Call	6/22/18	114.50	1,332	1,332,000	197,719
U.S. Treasury 5-Year Notes Futures, Call	7/27/18	114.50	884	884,000	248,625
U.S. Treasury 5-Year Notes Futures, Put	6/1/18	114.00	88	88,000	18,563
U.S. Treasury 5-Year Notes Futures, Put	6/22/18	113.25	266	266,000	24,938

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SCHEDULE OF WRITTEN OPTIONS - (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	6/22/18	$113.50	709	$709,000	$116,321
U.S. Treasury 10-Year Notes Futures, Call	6/22/18	120.75	192	192,000	72,000
U.S. Treasury 10-Year Notes Futures, Call	6/22/18	120.25	384	384,000	234,000
U.S. Treasury 10-Year Notes Futures, Call	6/22/18	121.50	767	767,000	131,828
U.S. Treasury 10-Year Notes Futures, Call	6/22/18	121.00	813	813,000	241,359
U.S. Treasury 10-Year Notes Futures, Call	6/22/18	119.00	965	965,000	1,477,656
U.S. Treasury 10-Year Notes Futures, Call	6/22/18	120.50	2,316	2,316,000	1,121,812
U.S. Treasury 10-Year Notes Futures, Call	6/22/18	120.00	3,993	3,993,000	2,994,750
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	119.00	258	258,000	439,406
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	119.50	771	771,000	1,023,984
U.S. Treasury 10-Year Notes Futures, Put	6/1/18	119.75	128	128,000	2,000
U.S. Treasury 10-Year Notes Futures, Put	6/1/18	120.25	170	170,000	18,594
U.S. Treasury 10-Year Notes Futures, Put	6/22/18	119.75	170	170,000	39,844
U.S. Treasury 10-Year Notes Futures, Put	6/22/18	120.00	341	341,000	106,563
U.S. Treasury 10-Year Notes Futures, Put	6/22/18	119.50	2,110	2,110,000	362,656
U.S. Treasury Long-Term Bonds Futures, Call	6/1/18	143.50	171	171,000	283,219
U.S. Treasury Long-Term Bonds Futures, Call	6/1/18	141.00	193	193,000	796,125
U.S. Treasury Long-Term Bonds Futures, Call	6/22/18	147.00	127	127,000	55,563
U.S. Treasury Long-Term Bonds Futures, Call	6/22/18	144.00	257	257,000	445,734
U.S. Treasury Long-Term Bonds Futures, Call	6/22/18	143.00	292	292,000	720,875
U.S. Treasury Long-Term Bonds Futures, Call	6/22/18	142.00	369	369,000	1,222,312
U.S. Treasury Long-Term Bonds Futures, Call	6/22/18	146.00	744	744,000	534,750
U.S. Treasury Long-Term Bonds Futures, Call	6/22/18	145.00	1,123	1,123,000	1,298,469
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	145.00	85	85,000	150,078
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	143.00	172	172,000	513,313
U.S. Treasury Long-Term Bonds Futures, Put	6/1/18	144.50	171	171,000	26,719
U.S. Treasury Long-Term Bonds Futures, Put	6/22/18	142.50	85	85,000	21,250

Total Exchange-Traded Written Options (Premiums received - $6,993,222)					$16,043,658

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

At May 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	14,293	12/19	$3,472,309,315	$3,471,591,038	$(718,277)
90-Day Eurodollar	161	3/20	39,322,528	39,098,850	(223,678)
90-Day Eurodollar	4,050	6/20	984,868,915	983,491,875	(1,377,040)
U.S. Treasury 10-Year Notes	3,211	9/18	384,654,875	386,724,812	2,069,937
U.S. Treasury 5-Year Notes	11,654	9/18	1,321,197,163	1,327,281,402	6,084,239
U.S. Treasury Ultra 10-Year Notes	148	9/18	18,818,814	18,994,875	176,061
U.S. Treasury Ultra Long-Term Bonds	736	9/18	113,733,929	117,392,000	3,658,071

					9,669,313

Contracts to Sell:
90-Day Eurodollar	8,936	6/18	2,182,819,403	2,182,115,350	704,053
90-Day Eurodollar	271	9/18	66,519,382	66,100,288	419,094
90-Day Eurodollar	2,396	12/18	586,805,062	583,665,600	3,139,462
U.S. Treasury 2-Year Notes	4,329	9/18	917,545,964	918,762,631	(1,216,667)
U.S. Treasury Long-Term Bonds	3,349	9/18	480,241,737	486,023,625	(5,781,888)

					(2,735,946)

Net unrealized appreciation on open futures contracts					$6,933,367

At May 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
101,430,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	$—	$(720,901)
1,053,300,000	8/24/19	3-Month LIBOR quarterly	1.582% semi-annually	—	(12,352,442)
80,580,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(917,436)
118,590,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(2,317,013)
164,460,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	(32,175)	(3,261,453)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	207,868,000	8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	$(864,002)	$1,300,946
	47,690,000	12/1/22	3-Month LIBOR quarterly	2.169% semi-annually	—	(1,268,720)
	416,620,000	9/19/23	3-Month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate + 0.364% quarterly	—	(181,031)
	301,849,000	11/15/43	2.950% semi-annually	3-month LIBOR quarterly	4,046,514	(3,616,447)

Total	$2,492,387,000				$3,150,337	$(23,334,497)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.30 Index	$303,540,000	6/20/23	1.000% quarterly	$4,670,266	$5,265,212	$(594,946)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$874,950,464	—	$874,950,464
U.S. Government & Agency Obligations	—	643,288,453	—	643,288,453
Collateralized Mortgage Obligations	—	581,849,316	$2,299,641	584,148,957
Asset-Backed Securities	—	237,076,285	—	237,076,285
U.S. Treasury Inflation Protected Securities	—	45,901,411	—	45,901,411
Sovereign Bonds	—	41,483,575	—	41,483,575
Corporate Bonds & Notes	—	18,130,406	—	18,130,406
Purchased Options
Exchange-Traded Purchased Options	$5,421,425	—	—	5,421,425
OTC Purchased Options	—	13,421	—	13,421

Total Long-Term Investments	5,421,425	2,442,693,331	2,299,641	2,450,414,397

Short-Term Investments†:
U.S. Government & Agency Obligations	—	654,303,114	—	654,303,114
Overnight Deposits	—	65,039,793	—	65,039,793

Total Short-Term Investments	—	719,342,907	—	719,342,907

Total Investments	$5,421,425	$3,162,036,238	$2,299,641	$3,169,757,304

Other Financial Instruments:
Futures Contracts	16,250,917	—	—	16,250,917
Centrally Cleared Interest Rate Swaps	—	1,300,946	—	1,300,946

Total Other Financial Instruments	$16,250,917	$1,300,946	—	$17,551,863

Total	$21,672,342	$3,163,337,184	$2,299,641	$3,187,309,167

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$9,317,550	—	—	$9,317,550
Written Options	16,043,658	—	—	16,043,658
Centrally Cleared Interest Rate Swaps	—	$24,635,443	—	24,635,443
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	594,946	—	594,946

Total	$25,361,208	$25,230,389	—	$50,591,597

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018